Separate Accounts	12 Months Ended
Dec. 31, 2011
Separate Accounts [Abstract]
Separate Accounts [Text Block]
Separate Accounts

The Funds consist of a series of five banded investment funds known as the Asset Builder Funds and a money market fund known as the Cash Management Fund. The principal investment objective of each of the Asset Builder Funds is to achieve long-term growth while preserving capital through a diversified portfolio of publicly traded Canadian stocks, investment-grade corporate bonds, Government of Canada bonds, and foreign equity investments. The Cash Management Fund invests in government guaranteed short-term bonds and short-term commercial and bank papers, with the principal investment objective being the provision of interest income while maintaining liquidity and preserving capital.

Payments to policyholders under these contract offerings are only due upon death or upon a specific maturity date. Payments are based on the value of the policyholder's units in the portfolio at the payment date, but are guaranteed to be no less than 75% of the policyholder's contribution. Account values are not guaranteed for withdrawn units if policyholders make withdrawals prior to the maturity dates. Maturity dates vary policy-by-policy and range from 10 to 50 years from the policy issuance date.

Both the asset and the liability for the separate accounts reflect the value of the underlying assets in the portfolio as of the reporting date. Primerica Life Canada's exposure to losses under the guarantee at the time of account maturity is limited to policyholder accounts that have declined in value more than 25% since the original funding date. Because maturity dates range from 10 to 50 years, the likelihood of accounts meeting both of these criteria at any given point is very small. Additionally, the portfolio consists of a very large number of individual contracts, further spreading the risk related to the guarantee being exercised upon death. The length of the contract terms provides significant opportunity for the underlying portfolios to recover any short-term losses prior to maturities or deaths of the policyholders.

We periodically assess the exposure related to these contracts to determine whether any additional liability should be recorded. As of December 31, 2011 and 2010, an additional liability for these contracts was deemed to be unnecessary.